Financial Instruments and Fair Value Disclosures	12 Months Ended
Dec. 31, 2024
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures
13.	Financial Instruments and Fair Value Disclosures

The carrying values of temporary cash investments, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair values of long-term bank loans approximate the recorded values, due to their variable interest rates. The fair value of the Series A warrants liability is measured at each reporting period end and at each settlement date using the Black & Scholes model for the valuation of these instruments, as discussed above (Note 9). The Company is exposed to interest rate fluctuations associated with its variable rate borrowings and its objective is to manage the impact of such fluctuations on earnings and cash flows of its borrowings. Currently, the Company does not have any derivative instruments to manage such fluctuations. During 2023, the Company measured on a non-recurring basis the fair values (excluding the down round feature) of the Series C Preferred Shares (as discussed above Note 9 (b)), July 2022 and August 2022 Warrants using Level 3 inputs of the fair value hierarchy, before and after the triggering of the down round features. These valuations resulted:
•	in a deemed dividend for the Company’s Series C Preferred Shares as of January 11, 2023, of $1,539 (Note 9),
•	in a deemed dividend for the Company’s Series C Preferred Shares as of January 12, 2023, of $447 (Note 9),
•	in a deemed dividend for the Company’s Series C Preferred Shares as of January 13, 2023, of $39 (Note 9),
•	in a deemed dividend for the Company’s Series C Preferred Shares as of January 19, 2023, of $250 (Note 9),
•	in a deemed dividend for the Company’s Series C Preferred Shares as of January 20, 2023, of $486 (Note 9),
•	in a deemed dividend for the Company’s Series C Preferred Shares as of January 25, 2023, of $1,486 (Note 9),
•	in a deemed dividend for the Company’s Series C Preferred Shares as of January 26, 2023, of $171 (Note 9),
•	in a deemed dividend for the Company’s Series C Preferred Shares as of March 1, 2023, of $5,391 (Note 9).

As of December 31, 2023, the deemed dividend for the Company’s July 2022 Warrants and August 2022 Warrants that resulted from the fair value measurement of the down round features of July 2022 and August 2022 Warrants amounted to $256 and $533, respectively, both triggered similarly to Series C Preferred Shares above (Note 9).

The Company recorded gain from the Series A warrants measured on non-recurring basis at settlement dates amounting to $244, and on recurring basis as of each measurement date amounting to $317. The Series A Warrants fair value as of settlement and measurement dates per discussion above (Note 9 (g)), was determined through Level 2 inputs of the fair value hierarchy as determined by management. As of December 31, 2024, and December 31, 2023, the Company measured on recurring basis the fair value of the outstanding Series A Warrants at each measurement date of 14,300 Series A warrants at both dates, in the amount of $27 and $32, respectively. The Company measured on a non-recurring basis the fair value of Series A Warrants on each of the respective exercise dates as follows (please refer to Note 9(g)):
•	on March 7, 2023, 42,900 Series A Warrants in the amount of $37,
•	on March 8, 2023, 1,811,550 Series A Warrants in the amount of $1,612,
•	on March 9, 2023, 400,400 Series A Warrants in the amount of $340,
•	on March 10, 2023, 320,450 Series A Warrants in the amount of $269,
•	on March 17, 2023, 14,300 Series A Warrants in the amount of $11,
•	on June 15, 2023, 575,250 Series A Warrants in the amount of $420,
•	on August 29, 2023, 432,250 Series A Warrants in the amount of $726.

During 2022, the Company measured on a non-recuring basis its newly-issued equity instruments on their appropriate measurement dates, using Level 3 inputs of the fair value hierarchy. These valuations resulted:
•	for the Company’s Series B Preferred Shares as of January 27, 2022, which was the date of the instrument’s issuance, to a fair value of $18,030 (Note 9 (b)),
•	for the Company’s Series C Preferred Shares as of October 17, 2022, which was the date of the instrument’s issuance, to a fair value of $26,809 (Note 9 (b)).

Also, during 2022, the Company measured on a non-recurring basis the fair values of the Series C Preferred Shares, July 2022 and August 2022 Warrants, before and after the triggering of the down round features. These valuations resulted:

•	in a deemed dividend for the Company’s Series C Preferred Shares as of December 12, 2022, of $5,930 (Note 9 (b)),
•	in a deemed dividend for the Company’s July 2022 Warrants as of August 18, 2022, of $22 (Note 9 (f)),
•	in a deemed dividend for the Company’s July 2022 Warrants as of December 12, 2022, of $192 (Note 9 (f)), and
•	in a deemed dividend for the Company’s August 2022 Warrants as of December 12, 2022, of $902 (Note 9 (f)).